UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-2460

Fidelity Union Street Trust

(Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

(Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	May 31, 2017

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity® Arizona Municipal Income Fund

May 31, 2017

AZI-QTLY-0717
1.802196.113

Investments May 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 97.2%
	Principal Amount	Value
Arizona - 96.4%
Arizona Board of Regents Arizona State Univ. Rev.:
(Polytechnic Campus Proj.) Series 2008 C, 5.75% 7/1/23 (Pre-Refunded to 7/1/18 @ 100)	$250,000	$262,963
Series 2012 A, 5% 7/1/26	1,000,000	1,167,120
Series 2015 A, 5% 7/1/35	2,215,000	2,587,497
Series 2015 B, 5% 7/1/31	1,525,000	1,814,369
Series 2015 D:
5% 7/1/34	500,000	586,065
5% 7/1/35	900,000	1,051,353
5% 7/1/41	485,000	560,088
5% 7/1/46	3,000,000	3,450,450
Series 2016 B, 5% 7/1/22	425,000	501,254
Arizona Board of Regents Ctfs. of Prtn. (Univ. of Arizona Projs.) Series 2012 C, 5% 6/1/26	3,035,000	3,487,033
Arizona Ctfs. of Prtn.:
Series 2010 A, 5% 10/1/29 (FSA Insured)	5,000,000	5,419,350
Series 2013 A, 5% 10/1/25	1,870,000	2,166,189
Series 2015, 5% 9/1/27	1,500,000	1,791,150
Series 2016, 5% 10/1/21	500,000	575,230
Arizona Game and Fish Dept. and Commission (AGF Administration Bldg. Proj.) Series 2006:
5% 7/1/21	1,280,000	1,303,283
5% 7/1/32	470,000	478,549
Arizona Health Facilities Auth. Hosp. Sys. Rev. Series 2012 A, 5% 2/1/23	1,285,000	1,457,974
Arizona Health Facilities Auth. Rev.:
(Banner Health Sys. Proj.):
Series 2007 B, 1.579%, tender 1/1/37 (a)	1,000,000	883,790
Series 2008 D, 5.5% 1/1/38 (Pre-Refunded to 1/1/18 @ 100)	100,000	102,660
(Scottsdale Lincoln Hospitals Proj.) Series 2014 A:
5% 12/1/26	2,000,000	2,368,020
5% 12/1/42	2,000,000	2,245,120
Series 2011 B1, 5.25% 3/1/39	1,000,000	1,084,500
Series 2012 A, 5% 1/1/43	3,500,000	3,850,315
Arizona State Lottery Rev. Series 2010 A, 5% 7/1/21 (FSA Insured)	1,000,000	1,096,230
Arizona Wtr. Infrastructure Fin. Auth. Rev. Series A, 5% 10/1/28	2,000,000	2,435,640
Avondale Muni. Dev. Corp. Excise Tax Rev. 5% 7/1/28 (Pre-Refunded to 7/1/18 @ 100)	500,000	521,660
Buckeye Excise Tax Rev. Series 2015:
5% 7/1/27	350,000	417,263
5% 7/1/28	500,000	592,055
5% 7/1/29	455,000	535,130
Central Wtr. Conservation District (Central Arizona Proj.) Series 2016 A, 5% 1/1/36	500,000	579,590
Dysart Unified School District #89 Gen. Oblig. Series 2014:
5% 7/1/23	700,000	828,296
5% 7/1/27	1,300,000	1,539,980
Glendale Gen. Oblig. Series 2015, 5% 7/1/22 (FSA Insured)	1,000,000	1,174,590
Glendale Indl. Dev. Auth. (Midwestern Univ. Proj.) Series 2007, 5.25% 5/15/19	1,000,000	1,075,790
Glendale Sr. Excise Tax Rev. Series 2015 A, 5% 7/1/28	1,000,000	1,192,180
Goodyear Pub. Impt. Corp. Facilities Rev. Series 2016 A, 5% 7/1/29	1,000,000	1,212,630
Marana Muni. Property Corp. Facilities Rev. Series A, 5.25% 7/1/22 (Pre-Refunded to 7/1/18 @ 100)	1,620,000	1,695,379
Maricopa County Cmnty. College District Series 2016, 5% 7/1/21	2,000,000	2,308,040
Maricopa County Indl. Dev. Auth. Health Facilities Rev. (Catholic Healthcare West Proj.) Series 2009 A, 6% 7/1/39	1,000,000	1,089,960
Maricopa County Indl. Dev. Auth. Rev. Series 2016 A, 5% 1/1/34	3,000,000	3,515,010
Maricopa County Indl. Dev. Auth. Sr. Living Facilities Series 2016:
5.75% 1/1/36 (b)	250,000	241,688
6% 1/1/48 (b)	250,000	244,173
Maricopa County Phoenix Union High School District #210:
Series 2017 E, 5% 7/1/21	1,000,000	1,148,860
Series E, 5% 7/1/22	1,000,000	1,177,270
Maricopa County Poll. Cont. Rev. (Southern California Edison Co. Proj.) Series 2000 A, 5% 6/1/35	6,000,000	6,543,414
Maricopa County School District #28 Kyrene Elementary:
Series 2010 B:
5.25% 7/1/28	690,000	828,980
5.5% 7/1/29	480,000	584,496
5.5% 7/1/30	400,000	486,820
Series 2010 C, 4% 7/1/29	650,000	715,371
McAllister Academic Village LLC Rev.:
(Arizona State Univ. Hassayampa Academic Village Proj.) Series 2016:
5% 7/1/37	2,000,000	2,286,560
5% 7/1/38	3,850,000	4,391,849
Series 2016, 5% 7/1/39	2,270,000	2,581,807
Mesa Util. Sys. Rev. Series 2017, 4% 7/1/25	2,000,000	2,317,780
Northern Arizona Univ. Ctfs. of Prtn.:
(Univ. Proj.) Series 2013, 5% 9/1/24	1,000,000	1,152,780
Series 2015, 5% 9/1/20 (FSA Insured)	440,000	490,719
Northern Arizona Univ. Revs.:
Series 2012:
5% 6/1/36	860,000	957,042
5% 6/1/41	1,250,000	1,380,950
Series 2013, 5% 8/1/27	1,000,000	1,169,760
Series 2014, 5% 6/1/29	500,000	589,170
Series 2015, 5% 6/1/30	1,000,000	1,165,850
Phoenix Civic Impt. Board Arpt. Rev.:
Series 2008 A, 5% 7/1/33	1,000,000	1,040,140
Series 2013:
5% 7/1/26 (c)	1,100,000	1,277,551
5% 7/1/29 (c)	500,000	576,400
Series 2015 A, 5% 7/1/45	4,100,000	4,646,202
Phoenix Civic Impt. Corp. District Rev. (Plaza Expansion Proj.) Series 2005 B, 5.5% 7/1/38 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000,000	2,638,940
Phoenix Civic Impt. Corp. Wastewtr. Sys. Rev. Series 2016, 5% 7/1/33	1,000,000	1,183,070
Phoenix Gen. Oblig. Series 2014, 4% 7/1/26	2,000,000	2,272,440
Phoenix-Mesa Gateway Arpt. Auth. (Mesa Proj.) Series 2012:
5% 7/1/24 (c)	380,000	428,074
5% 7/1/27 (c)	400,000	446,140
Pima County Ctfs. of Prtn.:
(Justice Bldg. Proj.) Series 2007 A, 5% 7/1/19 (Pre-Refunded to 7/1/17 @ 100)	650,000	651,970
Series 2013 A, 5% 12/1/22	1,000,000	1,161,990
Series 2014, 5% 12/1/27	1,745,000	2,034,356
Pima County Gen. Oblig. Series 2016, 4% 7/1/22	2,000,000	2,253,740
Pima County Swr. Sys. Rev.:
Series 2011 B:
5% 7/1/22	1,050,000	1,210,818
5% 7/1/22 (Pre-Refunded to 7/1/21 @ 100)	585,000	672,329
Series 2012 A:
5% 7/1/23	30,000	35,254
5% 7/1/25	1,600,000	1,875,920
5% 7/1/26	1,000,000	1,171,920
Series 2016, 5% 7/1/21	3,000,000	3,454,320
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev. Series 2015 A:
5% 12/1/34	1,500,000	1,772,415
5% 12/1/45	1,035,000	1,199,389
Salt Verde Finl. Corp. Sr. Gas Rev. Series 2007:
5% 12/1/37	1,500,000	1,804,950
5.5% 12/1/29	3,000,000	3,709,260
Scottsdale Gen. Oblig. Series 2017, 4% 7/1/32	400,000	442,236
Scottsdale Indl. Dev. Auth. Hosp. Rev. (Scottsdale Healthcare Proj.):
Series 2006 C, 5% 9/1/35 (FSA Insured)	420,000	461,534
Series 2008 A, 5% 9/1/23	355,000	371,039
Scottsdale Muni. Property Corp. Excise Tax Rev.:
Series 2015, 5% 7/1/34	1,355,000	1,599,036
Series 2017, 5% 7/1/31	3,000,000	3,700,200
Surprise Pledged Rev. Series 2015, 5% 7/1/26	1,010,000	1,218,929
Tempe Excise Tax Rev.:
Series 2012, 5% 7/1/25	1,090,000	1,273,327
Series 2016:
5% 7/1/28	315,000	386,593
5% 7/1/29	500,000	609,050
5% 7/1/30	325,000	393,517
5% 7/1/31	375,000	449,996
Tempe Transit Excise Tax Rev. Series 2008:
4.75% 7/1/38	35,000	36,144
4.75% 7/1/38 (Pre-Refunded to 7/1/18 @ 100)	25,000	26,016
Tucson Ctfs. of Prtn.:
Series 2014:
4% 7/1/20 (FSA Insured)	500,000	541,155
5% 7/1/28 (FSA Insured)	1,000,000	1,170,300
Series 2015, 5% 7/1/23 (FSA Insured)	555,000	659,529
Series 2016, 5% 7/1/27 (FSA Insured)	1,245,000	1,515,402
Tucson Wtr. Rev.:
Series 2015, 5% 7/1/31	1,000,000	1,186,520
5% 7/1/27	1,000,000	1,212,630
5% 7/1/28	2,000,000	2,412,080
Univ. Med. Ctr. Corp. Hosp. Rev.:
Series 2011, 6% 7/1/39 (Pre-Refunded to 7/1/21 @ 100)	2,235,000	2,642,485
5.625% 7/1/36 (Pre-Refunded to 7/1/23 @ 100)	1,000,000	1,230,060
Univ. of Arizona Univ. Revs.:
Series 2009 A, 5% 6/1/39 (Pre-Refunded to 6/1/19 @ 100)	1,000,000	1,079,400
Series 2012 A, 5% 6/1/37	2,225,000	2,534,765
Series 2014, 5% 8/1/28	1,000,000	1,175,010
Series 2015 A 5% 6/1/30	2,500,000	2,984,000
5% 6/1/38	2,000,000	2,337,140
5% 6/1/39	1,910,000	2,231,969
Yavapai County Indl. Dev. Auth.:
(Northern Healthcare Sys. Proj.) Series 2011, 5% 10/1/20	1,000,000	1,115,060
Series 2012 A, 5.25% 8/1/33	2,000,000	2,202,680
Series 2016, 5% 8/1/36	1,305,000	1,439,937
Yuma Indl. Dev. Auth. Hosp. Rev. Series 2014 A, 5% 8/1/27	2,000,000	2,300,240

TOTAL ARIZONA		171,914,651

Guam - 0.8%
Guam Gov't. Ltd. Oblig. Rev. Series 2016 A, 5% 12/1/29	300,000	339,984
Guam Int'l. Arpt. Auth. Rev. Series 2013 C:
5% 10/1/18 (c)	300,000	311,082
6.375% 10/1/43 (c)	200,000	231,970
Guam Pwr. Auth. Rev. Series 2012 A, 5% 10/1/21 (FSA Insured)	400,000	451,808

TOTAL GUAM		1,334,844

TOTAL MUNICIPAL BONDS
(Cost $166,039,845)		173,249,495
TOTAL INVESTMENT PORTFOLIO - 97.2%
(Cost $166,039,845)		173,249,495
NET OTHER ASSETS (LIABILITIES) - 2.8%		5,049,630
NET ASSETS - 100%		$178,299,125

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $485,861 or 0.3% of net assets.

 (c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Other Information

Income Tax Information

At May 31, 2017, the cost of investment securities for income tax purposes was $166,035,282. Net unrealized appreciation aggregated $7,214,213, of which $8,038,376 related to appreciated investment securities and $824,163 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Maryland Municipal Income Fund

May 31, 2017

SMD-QTLY-0717
1.802198.113

Investments May 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 97.9%
	Principal Amount	Value
Guam - 0.4%
Guam Int'l. Arpt. Auth. Rev. Series 2013 C, 6.25% 10/1/34 (a)	300,000	347,505
Guam Pwr. Auth. Rev. Series 2012 A, 5% 10/1/24 (FSA Insured)	500,000	570,305

TOTAL GUAM		917,810

Maryland - 97.5%
Anne Arundel County Gen. Oblig.:
Series 2012:	$	$
5% 4/1/22	335,000	393,605
5% 4/1/23	4,050,000	4,748,139
Series 2014, 5% 4/1/25	2,140,000	2,606,884
Series 2015:
5% 4/1/30	6,795,000	8,214,877
5% 4/1/33	5,895,000	7,023,657
5% 4/1/33	2,585,000	3,079,924
Series 2016, 5% 10/1/29	1,455,000	1,783,073
Baltimore Convention Ctr. Hotel Rev.:
Series 2006 A:
5.25% 9/1/17 (XL Cap. Assurance, Inc. Insured)	1,350,000	1,352,970
5.25% 9/1/27 (XL Cap. Assurance, Inc. Insured)	1,020,000	1,022,244
Series 2017, 5% 9/1/32 (b)	1,500,000	1,702,425
Baltimore County Gen. Oblig.:
Series 2011, 5% 2/1/32	500,000	575,725
Series 2014 B:
4.5% 9/1/23	1,645,000	1,948,601
4.5% 9/1/24	4,730,000	5,671,128
Series 2016, 5% 2/1/29	1,310,000	1,610,370
Series 2017:
5% 3/1/29	3,400,000	4,247,246
5% 3/1/30	2,440,000	3,023,819
4% 8/1/24	3,000,000	3,240,870
Baltimore Gen. Oblig.:
Series 2011 A, 5% 10/15/26	550,000	634,733
Series 2013 B:
5% 10/15/23	1,100,000	1,302,576
5% 10/15/24	1,875,000	2,211,806
Series 2017, 5% 9/1/38 (b)	1,650,000	1,748,885
5% 6/15/23	350,000	397,628
5% 6/15/24	500,000	568,365
Baltimore Proj. Rev.:
(Wastewtr. Projs.):
Series 2014 C, 5% 7/1/27	2,325,000	2,782,142
Series 2014 D, 5% 7/1/28	2,750,000	3,290,705
(Wtr. Projs.):
Series 1994 A, 5% 7/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	325,000	353,321
Series 2014 A:
5% 7/1/28	2,825,000	3,358,727
5% 7/1/33	3,000,000	3,478,530
Series 2014 B, 5% 7/1/28	1,580,000	1,890,660
Series 2017 D, 5% 7/1/31	5,260,000	6,358,288
Waste Wtr. 2014C 5% 7/1/34	1,285,000	1,484,252
City of Salisbury Gen. Oblig. Bonds Series 2016, 5% 4/1/24	1,400,000	1,699,390
City of Westminster Series 2016, 5% 11/1/31	2,000,000	2,252,260
Howard County Gen. Oblig.:
(Consolidated Pub. Impt. Proj.) Series 2016 A, 5% 2/15/25	3,785,000	4,716,186
Series 2011 B:
5% 8/15/23	2,980,000	3,435,225
5% 8/15/23 (Pre-Refunded to 8/15/21 @ 100)	1,075,000	1,239,690
Series 2013 A, 4% 2/15/23	450,000	492,485
Maryland Econ. Dev. Corp. (Purple Line Lt. Rail Proj.) Series 2016 D:
5% 3/31/31 (a)	1,950,000	2,220,719
5% 3/31/36 (a)	2,500,000	2,793,800
Maryland Econ. Dev. Corp. Student Hsg. Rev.:
(Towson Univ. Proj.):
Series 2007 A, 5.25% 7/1/17 (Escrowed to Maturity)	500,000	501,590
Series 2017:
5% 7/1/26	350,000	405,832
5% 7/1/28	305,000	354,227
5% 7/1/29	185,000	213,131
5% 7/1/30	250,000	286,163
5% 7/1/32	325,000	367,250
(Towson Unversity Proj.) Series 2017:
5% 7/1/31	300,000	341,190
5% 7/1/36	500,000	560,930
(Univ. of Maryland, Baltimore County Proj.) Series 2016:
5% 7/1/28 (FSA Insured)	350,000	421,572
5% 7/1/29 (FSA Insured)	700,000	836,227
(Univ. of Maryland, College Park Projs.) 5% 6/1/43 (FSA Insured)	575,000	656,742
Maryland Gen. Oblig. Series B, 5% 8/1/25	6,725,000	7,906,717
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Anne Arundel Health Sys. Proj.) Series 2010, 5% 7/1/28	510,000	547,582
(Doctors Cmnty. Hosp. Proj.) Series 2010, 5.75% 7/1/38 (Pre-Refunded to 7/1/20 @ 100)	3,970,000	4,524,847
(Johns Hopkins Univ. Proj.) Series 2008 A, 5.25% 7/1/38	5,000,000	5,220,000
(Univ. of Maryland Med. Sys. Proj.) Series 2010, 5.125% 7/1/39 (Pre-Refunded to 7/1/19 @ 100)	1,700,000	1,844,551
(Upper Chesapeake Hosp. Proj.) Series 2008 C, 5.5% 1/1/18 (Escrowed to Maturity)	100,000	102,631
Series 2011 A, 5% 5/15/23	1,500,000	1,713,960
Series 2011, 5% 8/15/22	1,000,000	1,136,940
Series 2012 A:
5% 7/1/23	400,000	465,364
5% 7/1/24 (Pre-Refunded to 7/1/22 @ 100)	700,000	828,240
5% 7/1/25	1,000,000	1,141,410
5% 7/1/25	1,120,000	1,265,118
5% 7/1/25 (Pre-Refunded to 7/1/22 @ 100)	900,000	1,064,880
5% 7/1/26	300,000	335,820
5% 10/1/30	750,000	861,405
Series 2012 B, 5% 7/1/25	1,135,000	1,318,666
Series 2012:
5% 7/1/23	850,000	998,402
5% 7/1/24	1,100,000	1,284,415
5% 7/1/26	1,080,000	1,194,296
5% 7/1/26	1,400,000	1,611,092
5% 7/1/27	300,000	343,980
5% 7/1/31	2,500,000	2,707,875
Series 2013 A:
5% 7/1/26	1,045,000	1,194,404
5% 7/1/27	1,185,000	1,350,118
5% 8/15/41	3,000,000	3,320,670
5% 7/1/43	3,495,000	3,823,285
Series 2013 B, 5% 8/15/38	2,000,000	2,225,700
Series 2014:
5% 7/1/27	3,495,000	4,060,561
5% 10/1/45	2,500,000	2,812,400
5.25% 7/1/25	2,500,000	2,953,750
Series 2015 A:
5% 5/15/29	2,000,000	2,367,700
5% 5/15/30	1,000,000	1,176,740
Series 2015:
5% 7/1/26	1,000,000	1,170,300
5% 7/1/27	1,000,000	1,163,230
5% 7/1/29	600,000	702,330
5% 8/15/29	2,000,000	2,320,600
5% 7/1/30	1,075,000	1,251,547
5% 7/1/31	2,200,000	2,559,568
5% 7/1/33	1,325,000	1,471,545
5% 7/1/34	1,200,000	1,327,380
5% 7/1/40	3,350,000	3,778,432
Series 2016 A:
4% 7/1/42	2,175,000	2,216,434
5% 7/1/35	1,500,000	1,650,285
5% 7/1/38	3,215,000	3,508,626
5.5% 1/1/31	1,500,000	1,770,285
Series 2016:
5% 6/1/26	300,000	350,571
5% 6/1/27	255,000	297,312
5% 6/1/28	310,000	362,018
5% 6/1/29	350,000	409,339
5% 7/1/31	500,000	584,960
5% 6/1/33	305,000	347,886
5% 6/1/36	250,000	284,248
Series 2017:
5% 6/1/27	290,000	338,120
5% 6/1/31	425,000	492,261
5% 6/1/33	970,000	1,106,392
5% 6/1/35	600,000	682,536
5% 6/1/42	1,000,000	1,118,130
5% 7/1/19 (FSA Insured)	260,000	260,936
5% 7/1/19 (Pre-Refunded to 7/1/17 @ 100)	40,000	40,121
Maryland Stadium Auth. Rev. (Pub. Schools Construction and Revitalization Prog.) Series 2016:
5% 5/1/36	2,000,000	2,317,300
5% 5/1/41	1,000,000	1,148,520
Maryland Trans. Auth. Passenger Facility Charge Rev. Series 2012 A, 5% 6/1/21 (a)	2,255,000	2,557,598
Maryland Trans. Auth. Trans. Facility Projs. Rev. Series 2008:
5% 7/1/35 (FSA Insured)	880,000	915,411
5% 7/1/37 (FSA Insured)	4,485,000	4,662,561
Montgomery County Gen. Oblig.:
(Trinity Health Cr. Group Proj.) Series 2011, 5% 12/1/40	1,000,000	1,120,880
Series 2016, 5% 12/1/45	2,500,000	2,847,025
Morgan State Univ. Academic & Auxiliary Facilities Fees Rev. Series 2012:
5% 7/1/20	650,000	721,988
5% 7/1/22	750,000	869,783
Prince Georges County Gen. Oblig. Series 2011 A, 5% 9/15/26	2,500,000	2,885,900
Worcester County Series 2014, 5% 3/1/24	1,670,000	2,030,136

TOTAL MARYLAND		223,246,797

TOTAL MUNICIPAL BONDS
(Cost $217,007,669)		224,164,607
TOTAL INVESTMENT PORTFOLIO - 97.9%
(Cost $217,007,669)		224,164,607
NET OTHER ASSETS (LIABILITIES) - 2.1%		4,741,478
NET ASSETS - 100%		$228,906,085

Legend

 (a) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Other Information

Income Tax Information

At May 31, 2017, the cost of investment securities for income tax purposes was $216,999,936. Net unrealized appreciation aggregated $7,164,671, of which $7,981,977 related to appreciated investment securities and $817,306 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Union Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Union Street Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	July 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	July 28, 2017

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	July 28, 2017